TYPE 13F-HR
PERIOD 12/31/03
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 13, 2004

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$ 1,950,542

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALLEGHENY TECHNOLOGIES          Com 01741R102     $11,431   864,700 SH   Sole             492,400       372,300
ALLSTATE CORPORATION            Com 020002101     $48,385 1,124,700 SH   Sole             728,700       396,000
ALTRIA GROUP INC                Com 02209S103     $56,660 1,041,161 SH   Sole             659,333       381,828
AMERICAN ELECTRIC POWER         Com 025537101      $8,033   263,300 SH   Sole             161,900       101,400
AMERICAN EXPRESS                Com 025816109     $28,504   591,000 SH   Sole             393,275       197,725
AMERICAN INTERNATIONAL GROUP    Com 026874107        $819    12,350 SH   Sole              12,350             0
AT&T CORP NEW                   Com 001957505     $77,881 3,836,495 SH   Sole           2,576,880     1,259,615
BANK OF AMERICA CORP            Com 060505104     $47,528   590,925 SH   Sole             384,425       206,500
BANK ONE CORP                   Com 06423A103      $7,506   164,650 SH   Sole              97,150        67,500
BRISTOL-MYERS SQUIBB            Com 110122108     $50,955 1,781,650 SH   Sole           1,165,050       616,600
BURLINGTON NORTHERN             Com 12189T104     $42,956 1,327,850 SH   Sole             885,850       442,000
CAMPBELL SOUP CO                Com 134429109      $7,016   261,800 SH   Sole             153,200       108,600
CATERPILLAR INC DEL             Com 149123101      $1,837    22,125 SH   Sole              21,575           550
CIGNA                           Com 125509109      $3,404    59,200 SH   Sole              59,200             0
CITIGROUP INC                   Com 172967101     $88,866 1,830,785 SH   Sole           1,195,935       634,850
DOW CHEMICAL                    Com 260543103      $7,574   182,200 SH   Sole             106,300        75,900
DUPONT                          Com 263534109     $47,432 1,033,601 SH   Sole             709,136       324,465
EASTMAN KODAK                   Com 277461109     $40,420 1,574,590 SH   Sole           1,049,565       525,025
ENTERGY CORP NEW                Com 29364G103     $14,224   248,975 SH   Sole             156,675        92,300
EXELON CORP                     Com 30161N101      $8,419   126,862 SH   Sole              81,725        45,137
EXXON MOBIL CORP.               Com 30231G102     $99,789 2,433,887 SH   Sole           1,584,979       848,908
FORD MTR CO DEL                 Com 345370860     $44,347 2,771,664 SH   Sole           1,775,342       996,322
GENERAL DYNAMICS CORP           Com 369550108     $40,746   450,775 SH   Sole             301,875       148,900
GENERAL ELECTRIC                Com 369604103     $80,131 2,586,550 SH   Sole           1,733,575       852,975
GENERAL MTRS CORP               Com 370442105     $50,234   940,720 SH   Sole             643,560       297,160
GOLDMAN SACHS GROUP             Com 38141G104     $68,067   689,425 SH   Sole             454,825       234,600
HARTFORD FINL SVCS              Com 416515104        $939    15,900 SH   Sole              15,900             0
HCA INC                         Com 404119109        $539    12,550 SH   Sole              12,550             0
HEINZ                           Com 423074103      $7,224   198,300 SH   Sole             117,300        81,000
HOME DEPOT INC                  Com 437076102     $14,645   412,650 SH   Sole             278,550       134,100
HONEYWELL INTL INC              Com 438516106      $8,446   252,660 SH   Sole             157,100        95,560
INTERNATIONAL PAPER             Com 460146103      $7,544   174,988 SH   Sole             102,100        72,888
J P MORGAN CHASE & CO.          Com 46625H100     $85,037 2,315,203 SH   Sole           1,534,030       781,173
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $29,089   376,700 SH   Sole             248,400       128,300
LIMITED BRANDS INC              Com 532716107     $73,742 4,089,950 SH   Sole           2,676,650     1,413,300
MAY DEPARTMENT STORES           Com 577778103      $7,192   247,400 SH   Sole             144,900       102,500
MCDONALDS CORP                  Com 580135101        $890    35,835 SH   Sole              33,350         2,485
MERCK & CO. INC.                Com 589331107     $90,184 1,952,034 SH   Sole           1,288,814       663,220
MERRILL LYNCH & CO INC          Com 590188108     $52,272   891,250 SH   Sole             591,050       300,200
MORGAN STANLEY NEW              Com 617446448     $68,261 1,179,550 SH   Sole             777,950       401,600
NORFOLK SOUTHERN                Com 655844108     $45,137 1,908,550 SH   Sole           1,273,650       634,900
RADIOSHACK CORP                 Com 750438103     $53,750 1,751,950 SH   Sole           1,159,750       592,200
RAYTHEON CO NEW                 Com 755111507      $7,678   255,600 SH   Sole             150,500       105,100
ROCKWELL AUTOMATION             Com 773903109     $31,987   898,500 SH   Sole             608,800       289,700
SARA LEE CORP                   Com 803111103      $7,752   357,050 SH   Sole             213,450       143,600
SBC COMMUNICATIONS INC          Com 78387G103     $97,986 3,758,583 SH   Sole           2,462,908     1,295,675
SEARS ROEBUCK & CO.             Com 812387108     $12,871   282,950 SH   Sole             188,550        94,400
SOUTHERN CO.                    Com 842587107     $46,209 1,527,566 SH   Sole           1,002,675       524,891
UNITED TECHNOLOGIES             Com 913017109     $72,475   764,750 SH   Sole             504,550       260,200
US BANCORP DEL NEW              Com 902973304     $37,898 1,272,604 SH   Sole             828,545       444,059
VERIZON COMMUNICATIONS          Com 92343V104     $46,807 1,334,300 SH   Sole             868,800       465,500
WELLS FARGO & CO NEW            Com 949746101     $53,522   908,850 SH   Sole             593,250       315,600
WEYERHAEUSER CORP.              Com 962166104      $7,302   114,100 SH   Sole              66,600        47,500
                         TOTAL                 $1,950,542


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